UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		     Washington, D.C. 20549

  			     FORM 13F

			FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: June 30, 2011

Check here if Amendment 		[x]; Amendment Number:
This Amendment (Check only one.):	[ ] is a restatement.
					[ ] adds new holding entries.

Institutional Investment Manager Filing this report:

Name:		Madison Tyler Holdings, LLC
Address:	1540 2nd Street
		Suite 300
		Santa Monica, CA 90401

13F File Number:	28-12743

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it,that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists and tables, are considered integral parts of this submission.

Person signing this Report on Behalf of Reporting Manager:

Name:		Chris Concannon
Title:		Partner
Phone:		(310) 595-2360

Signature,Place,and Date of Signing:

  /s/ Chris Concannon		Santa Monica, California	 November 14, 2011
---------------------	        -------------------------	-----------------
    [Signature]			    [City, State]                     [Date]

Report Type (Check only one.):
			[ ]	13F HOLDINGS REPORT
			[X]	13F NOTICE
			[ ] 	13F COMBINATION REPORT

This is a notice that this was Madison Tyler Holdings, LLC's last 13 Filing.

Madison Tyler Holdings, LLC merged with new 13 filer, Virtu Financial LLC.

Virtu Financial LLC's CIK No. is 0001533964.